CONDENSED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities
Net loss	$ (4,195,265)	$ (1,392,683)	$ (1,580,733)	$ (540,037)
Adjustments to reconcile net loss to net cash used in operating activities:
Shares issued for services provided	3,033,400	218,002
Amortization of debt discount	292,470	31,482	119,324	0
Change in fair value of derivative liabilities	(41,859)	42,372	(192,759)	0
(Gain) loss on debt extinguishment	(102,579)	0
Financing cost	0	225,952	200,616	0
Write-off of note receivable and investments	21,500	65,000
Impairment of inventory	72,853	0
Preferred and common shares issued for services provided			288,546	0
Write-off of investments			65,000	0
Changes in operating assets and liabilities:
Accounts receivable	3,600	(3,600)	(3,600)	0
Inventory	0	(16,028)	40,321	(81,725)
Prepaids and other current assets	(15,583)	3,648	12,133	(13,577)
Accounts payable and accrued liabilities	172,264	229,019	269,852	25,188
Accrued Interest	48,500	5,087	29,195	0
Net cash used in operating activities	(710,699)	(591,749)	(747,104)	(610,151)
Cash Flows from Investing Activities
Investment in operating companies	0	(65,000)	(65,000)	0
Investment in note receivable	0	(21,500)	(21,500)	0
Net cash used in investing activities	0	(86,500)	(86,500)	0
Cash Flows from Financing Activities
Increase in note payable to shareholder	270,000	20,000
Proceeds from convertible notes	419,500	175,000	245,000	0
Repayment of convertible notes	(316,893)	0	(95,520)	0
Proceeds from sale of common stock	315,933	412,500	412,500	162,500
Proceeds from stockholder			215,500	543,173
Net cash provided by financing activities	688,540	607,500	777,480	705,673
Net increase (decrease) in cash	(22,159)	(70,749)	(56,124)	95,522
Cash, beginning of year	48,941	105,065	105,065	9,543
Cash, end of year	26,782	34,316	48,941	105,065
Supplemental disclosures of cash items
Interest paid	0	0	0	0
Income tax paid	0	0	0	0
Supplemental scheudle of non-cash investing and financing activities
Discount on convertible notes payable from derivative liability	123,280	$ 0	141,231	0
Settlement of derivative liability			$ 59,831	$ 0
Conversion of loans and accrued interest into common stock	$ 79,577